Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Disclosure of credit risk exposure [line items]
Beginning balance			$ 4,936
Ending balance	$ 5,786		5,786
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	5,786	$ 4,750	5,786	$ 4,750
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	5,165	4,276	5,165	4,276
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	621	474	621	474
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Ending balance	253		253
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	279	269	261	234
Net remeasurement of loss allowance	(53)	(2)	(8)	54
Loan originations	8	7	18	17
Derecognitions and maturities	(7)	(4)	(15)	(11)
Model changes	47		47	(6)
Total PCL	(5)	1	42	54
Write-offs	(2)	(1)	(7)	(4)
Recoveries of previous write-offs	2	1	6	4
Foreign exchange and other	(21)	(8)	(49)	(26)
Ending balance	253	262	253	262
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	907	729	843	806
Net remeasurement of loss allowance	86	161	461	329
Loan originations	8	11	24	44
Derecognitions and maturities	(16)	(14)	(44)	(48)
Model changes	60		60	61
Total PCL	138	158	501	386
Write-offs	(181)	(157)	(519)	(472)
Recoveries of previous write-offs	43	33	115	156
Foreign exchange and other	(23)	(14)	(56)	(127)
Ending balance	884	749	884	749
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	725	590	705	496
Net remeasurement of loss allowance	247	181	656	523
Loan originations	11	21	44	58
Derecognitions and maturities	(24)	(9)	(49)	(26)
Model changes				13
Total PCL	234	193	651	568
Write-offs	(234)	(192)	(687)	(523)
Recoveries of previous write-offs	55	48	164	123
Foreign exchange and other	(21)	(14)	(74)	(39)
Ending balance	759	625	759	625
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	3,705	2,890	3,127	2,731
Net remeasurement of loss allowance	494	586	1,837	1,249
Loan originations	73	70	219	225
Derecognitions and maturities	(135)	(102)	(387)	(361)
Model changes				110
Total PCL	432	554	1,669	1,223
Write-offs	(259)	(293)	(883)	(737)
Recoveries of previous write-offs	80	24	234	114
Foreign exchange and other	(68)	(61)	(257)	(217)
Ending balance	3,890	3,114	3,890	3,114
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,381	1,279	1,381	1,279
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,130	1,061	1,130	1,061
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	251	218	251	218
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	67	47	56	73
Transfer to Stage 1	36	45	118	98
Transfer to Stage 2	(2)	(2)	(7)	(24)
Net remeasurement of loss allowance	(52)	(45)	(126)	(108)
Loan originations	8	7	18	17
Derecognitions and maturities	(2)		(3)	(2)
Model changes	23		23	(1)
Total PCL	11	5	23	(20)
Foreign exchange and other	1	1
Ending balance	79	53	79	53
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	183	166	197	220
Transfer to Stage 1	85	66	232	237
Transfer to Stage 2	(14)	(10)	(42)	(31)
Transfer to Stage 3	(1)	(1)	(5)	(5)
Net remeasurement of loss allowance	(90)	(51)	(225)	(202)
Loan originations	8	11	24	44
Derecognitions and maturities	(6)	(5)	(15)	(12)
Model changes	13		13	15
Total PCL	(5)	10	(18)	46
Foreign exchange and other		1	(1)	(89)
Ending balance	178	177	178	177
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	217	207	233	188
Transfer to Stage 1	61	56	185	172
Transfer to Stage 2	(22)	(16)	(68)	(43)
Transfer to Stage 3	(2)	(2)	(6)	(4)
Net remeasurement of loss allowance	(37)	(41)	(152)	(146)
Loan originations	11	21	44	58
Derecognitions and maturities	(4)	(2)	(10)	(6)
Model changes				4
Total PCL	7	16	(7)	35
Foreign exchange and other	(1)	(1)	(3)	(1)
Ending balance	223	222	223	222
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	902	884	892	1,043
Transfer to Stage 1	154	91	406	478
Transfer to Stage 2	(37)	(63)	(207)	(237)
Transfer to Stage 3	(2)	(2)	(6)	(6)
Net remeasurement of loss allowance	(148)	(117)	(291)	(551)
Loan originations	73	70	219	217
Derecognitions and maturities	(39)	(35)	(107)	(119)
Model changes				53
Total PCL	1	(56)	14	(165)
Foreign exchange and other	(2)	(1)	(5)	(51)
Ending balance	901	827	901	827
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,302	2,460	3,302	2,460
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,980	2,230	2,980	2,230
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	322	230	322	230
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	194	209	186	151
Transfer to Stage 1	(35)	(46)	(116)	(98)
Transfer to Stage 2	11	6	25	34
Transfer to Stage 3	(16)	(5)	(34)	(19)
Net remeasurement of loss allowance	(9)	31	92	138
Derecognitions and maturities	(5)	(4)	(12)	(9)
Model changes	24		24	(5)
Total PCL	(30)	(18)	(21)	41
Foreign exchange and other	1	1
Ending balance	165	192	165	192
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	545	394	471	434
Transfer to Stage 1	(79)	(62)	(216)	(225)
Transfer to Stage 2	28	24	81	66
Transfer to Stage 3	(45)	(35)	(130)	(100)
Net remeasurement of loss allowance	55	92	319	209
Derecognitions and maturities	(10)	(9)	(29)	(25)
Model changes	47		47	46
Total PCL	(4)	10	72	(29)
Foreign exchange and other			(2)	(1)
Ending balance	541	404	541	404
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	508	383	472	308
Transfer to Stage 1	(61)	(56)	(185)	(172)
Transfer to Stage 2	22	16	68	43
Transfer to Stage 3	(116)	(83)	(335)	(199)
Net remeasurement of loss allowance	203	149	567	434
Derecognitions and maturities	(20)	(7)	(39)	(20)
Model changes				9
Total PCL	28	19	76	95
Foreign exchange and other		1	(12)
Ending balance	536	403	536	403
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,022	1,353	1,698	1,155
Transfer to Stage 1	(139)	(86)	(370)	(458)
Transfer to Stage 2	41	76	279	268
Transfer to Stage 3	(71)	(73)	(291)	(226)
Net remeasurement of loss allowance	283	242	989	851
Loan originations				8
Derecognitions and maturities	(96)	(67)	(280)	(231)
Model changes				57
Total PCL	18	92	327	269
Foreign exchange and other	20	16	35	37
Ending balance	2,060	1,461	2,060	1,461
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,103	1,011	1,103	1,011
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,055	985	1,055	985
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	48	26	48	26
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	18	13	19	10
Transfer to Stage 1	(1)	1	(2)
Transfer to Stage 2	(9)	(4)	(18)	(10)
Transfer to Stage 3	16	5	34	19
Net remeasurement of loss allowance	8	12	26	24
Total PCL	14	14	40	33
Write-offs	(2)	(1)	(7)	(4)
Recoveries of previous write-offs	2	1	6	4
Foreign exchange and other	(23)	(10)	(49)	(26)
Ending balance	9	17	9	17
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	179	169	175	152
Transfer to Stage 1	(6)	(4)	(16)	(12)
Transfer to Stage 2	(14)	(14)	(39)	(35)
Transfer to Stage 3	46	36	135	105
Net remeasurement of loss allowance	121	120	367	322
Derecognitions and maturities				(11)
Total PCL	147	138	447	369
Write-offs	(181)	(157)	(519)	(472)
Recoveries of previous write-offs	43	33	115	156
Foreign exchange and other	(23)	(15)	(53)	(37)
Ending balance	165	168	165	168
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	118	85	341	203
Net remeasurement of loss allowance	81	73	241	235
Total PCL	199	158	582	438
Write-offs	(234)	(192)	(687)	(523)
Recoveries of previous write-offs	55	48	164	123
Foreign exchange and other	(20)	(14)	(59)	(38)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	781	653	537	533
Transfer to Stage 1	(15)	(5)	(36)	(20)
Transfer to Stage 2	(4)	(13)	(72)	(31)
Transfer to Stage 3	73	75	297	232
Net remeasurement of loss allowance	359	461	1,139	949
Derecognitions and maturities				(11)
Total PCL	413	518	1,328	1,119
Write-offs	(259)	(293)	(883)	(737)
Recoveries of previous write-offs	80	24	234	114
Foreign exchange and other	(86)	(76)	(287)	(203)
Ending balance	$ 929	$ 826	$ 929	$ 826